Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
7.	Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants

On May 8, 2013, the Company consummated the sale of $9 million in aggregate principal amount of senior convertible notes (the “Senior Notes”) due on February 8, 2015 and warrants (the “Senior Warrants”) to various institutional investors (“Investors”). At closing, the Company received $2.76 million in net proceeds, after deducting placement agent fees of $240,000. Total offering expenses were $494,500 and were recorded as deferred financing fees. The $6,000,000 balance of the gross proceeds from the sale of Senior Notes was deposited into a series of control accounts in the Company’s name. Withdrawals from the control accounts are permitted (i) in connection with certain conversions of the Senior Notes or (ii) otherwise, as follows: $500,000 on each 30 day anniversary of the closing date (May 8, 2013) commencing on the 60th day after the closing date until there are no more funds in the control accounts.  The Senior Notes and Senior Warrants and the Subordinated Notes and Subordinated Warrants described below were issued in transactions exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. As of March 31, 2014 we have received $ 5,062,500 funds release and an additional $547,500 due to accelerated note conversions by the investors.

The following is intended to provide a summary of the terms of the agreements and securities described above. This summary is qualified in its entirety by reference to the full text of the agreements, each of which is attached as an exhibit to our Current Report on Form 8-K filed with the SEC on May 8, 2013. Readers should review those agreements for a complete understanding of the terms and conditions associated with these transactions.

Securities Purchase Agreement

The Senior Convertible Notes and Senior Warrants were issued pursuant to the terms of a Securities Purchase Agreement (“Purchase Agreement”) entered into among us and the Investors. The Purchase Agreement provided for the sale of the Senior Convertible Notes and Senior Warrants for gross proceeds of $9 million to us.

Ranking - The Senior Notes are senior unsecured obligations of the Company, subject only to certain secured obligations of the Company for up to a maximum of $1 million of government issued indebtedness for purchase of plant and machinery and other purchase money financing for property, plant and equipment.

Maturity Date - Unless earlier converted or redeemed, the Senior Notes mature 21 months from the closing date subject to the right of the investors to extend the date (i) if an event of a default under the Senior Notes has occurred and (ii) for a period of 20 business days after the consummation of a fundamental transaction if certain events occur.

Interest - The Senior Notes bear interest at the rate of 8% per year, compounded monthly on the first calendar day of each calendar month. The interest rate will increase to 18% per year upon the occurrence and continuance of an event of default (as described below).

Conversion - The Senior Notes are convertible at any time at the option of the holders, into shares of the Company’s common stock at an initial conversion price of $0.264 per share (subsequent conversions are based on the company’s volume weighted average price per share).  The conversion price is subject to adjustment for stock splits, combinations or similar events. In addition, the conversion price is also subject to a “full ratchet” anti-dilution adjustment if the company issues or is deemed to have issued securities at a price lower than the then applicable conversion price. In the event certain equity conditions are not met, the company may be prevented from issuing shares to satisfy the installments due on the note.

The Senior Notes may not be converted with respect to any note holder if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. At each holder’s option, the limit on percentage ownership may be raised or lowered to any other percentage not in excess of 9.99%, except that any raise will only be effective upon 61-days’ prior notice to the Company.

Interest - The Senior Notes bear interest at the rate of 8% per year, compounded monthly on the first calendar day of each calendar month. The interest rate will increase to 18% per year upon the occurrence and continuance of an event of default (as described below).

Conversion - The Senior Notes are convertible at any time at the option of the holders, into shares of the Company’s common stock at an initial conversion price of $0.264 per share (subsequent conversions are based on the company’s volume weighted average price per share).  The conversion price is subject to adjustment for stock splits, combinations or similar events. In addition, the conversion price is also subject to a “full ratchet” anti-dilution adjustment if the company issues or is deemed to have issued securities at a price lower than the then applicable conversion price. In the event certain equity conditions are not met, the company may be prevented from issuing shares to satisfy the installments due on the note.

The Senior Notes may not be converted with respect to any note holder if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. At each holder’s option, the limit on percentage ownership may be raised or lowered to any other percentage not in excess of 9.99%, except that any raise will only be effective upon 61-days’ prior notice to the Company.

Events of Default

The Senior Notes contain standard and customary events of default including but not limited to: (i) failure to register our Common Stock within certain time periods; (ii) failure to make payments when due under the Senior Notes; and (iii) bankruptcy or insolvency of the Company.

If an event of default occurs, the Senior Note holders may require the Company to redeem all or any portion of the Senior Notes (including all accrued and unpaid interest thereon), in cash, at a price equal to the greater of (i) up to 125% of the amount being redeemed, depending on the nature of the default, and (ii) the intrinsic value of the shares of Common Stock then issuable upon conversion of the Convertible Note.

Fundamental Transactions

The Senior Notes prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes in writing all obligations under the Senior Notes under a written agreement.

In the event of transactions involving a change of control, the Senior Notes will be redeemable whole or in part (including all accrued and unpaid thereon) at a price equal to the greater 125% of the amount of the face value of the Senior Note being redeemed and the intrinsic value of the shares of Common Stock then issuable upon conversion of the Senior Note being redeemed.

Warrants

The Warrants entitle the holders to purchase, in the aggregate, 17,281,107 shares of common stock. The Warrants were exercisable beginning November 8, 2013 and will expire 5 years from the Closing Date. The Warrants are initially exercisable at an exercise price equal to $0.302, subject to certain adjustments. The Warrants may be exercised for cash, provided that, if there is no effective registration statement available registering the exercise of the Warrants, the Warrants may be exercised on a cashless basis.

The exercise price of the Warrants is subject to adjustment for stock splits, combinations or similar events. In addition, the exercise price is also subject to a “full ratchet” anti-dilution adjustment if we issue or are deemed to have issued securities at a price lower than the then applicable exercise price.

The Warrants may not be exercised with respect to any warrant holder if, after giving effect to the exercise, the warrant holder together with its affiliates would beneficially own in excess of 4.99% of our outstanding shares of common stock. At each Warrant holder’s option, the limit on percentage ownership may be raised or lowered to any other percentage not in excess of 9.99%, except that any increase will only be effective upon 61-days’ prior notice to the Company.

The Senior Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes all obligations under the Senior Warrants under a written agreement before the transaction is completed. When there is a transaction involving a permitted change of control, a Senior Warrant holder will have the right to require us to repurchase their Senior Warrant for a purchase price in cash equal to the Black-Scholes value of the then unexercised portion of the Senior Warrant.

Accounting for the Conversion Option and Warrants

The Company first considered whether the notes met the criteria under ASC 480-10-25-14 to be recorded as a liability and determined that, due to the note’s differing potential settlement features, it did not meet the criteria. The Company next considered whether the conversion option met the definition of a derivative, requiring it to be bifurcated and recorded as a liability. Pursuant to ASC 815-40, due to full-ratchet down-round price protection on the conversion price of the Senior Notes and the exercise price of the Warrants, the Company determined that the conversion features of the Senior Notes and the exercise price of the Senior Warrants, the Company determined that the conversion features of the Senior Notes and the exercise features of the Senior Warrants are not indexed to the Company’s owned stock and must be recognized separately as a derivative liability in the consolidated balance sheet, measured at fair value and marked to market each reporting period until the Senior Notes have been fully paid or converted and the Senior Warrants fully exercised.

The conversion feature of the Senior Notes was valued using the Monte Carlo simulation model under the following assumptions at issuance; (i) expected life of 0.9 years, (ii) volatility of 60%, (iii) risk-free interest rate of 0.10%, and (iv) dividend rate of 0.  The Senior Warrants were also valued using the Monte Carlo simulation model, under the following assumptions: (i) expected life of 5 years, (ii) volatility of 0.80%, (iii) risk-free interest rate of 0.75%, and (iv) dividend rate of zero.   The initial fair values of the conversion feature and the warrants were estimated to be $2.9 million and $1.5 million, respectively, totaling $4.4 million.  This amount was recorded as debt discount on May 8, 2013 and is being amortized over the term of the note using the effective interest method. In addition, debt issuance costs totaling $494,500 are being amortized over the term of the note using the effective interest method. The amortization of the $494,500 was completed as of March 31, 2014.

As of March 31, 2014, the conversion feature was valued at zero and the Senior Warrants were valued at $2,937,788. The change in fair value of $2,414,523 million was recorded as a non-cash loss in change in value of these derivatives for the quarter ended March 31, 2014. The Senior Warrants and the conversion feature of the Senior Notes are classified as a liability in the consolidated condensed balance sheet as follows:

	Warrants	Conversion Feature	Total

December 31, 2013	$518,433	$32	$518,465
Adjustment to fair value	2,419,355	(32)	2,419,323
Ending Balance –March 31, 2014	$2,937,788	$-	$2,937,788

Pursuant to the terms of the Senior Notes, the Company opted to pay the installment payments due prior to March 31, 2014 with shares of the Company’s common stock.  As of March 31 2014, the Company issued 96,828,241 million shares of common stock at a weighted average conversion price of $0.0973 for the first $7,750,000 million in principal and $1,615,833 of interest. In addition shares were issued for accelerated conversions netted a release of $860,000 thousand. A loss on extinguishment was recognized in the amount of $2,791,689, for the difference between the installment amount and the fair value of the shares at the issuance date. As of March 31, 2014, the principal balance of the Senior Notes (net of discount) was as follows:

	Convertible Note	Debt Discount	Net Total

December 31, 2013	$2,725,000	$(678,052)	$2,046,948
Installment Payments in Shares	(2,335,000)	-	(2,335,000)
Amortization of debt discount		678,052	678,052
Ending Balance – March 31, 2014	$390,000	$-	$390,000

Placement Agent Warrants

Upon the closing of the issuance of the Senior Notes and Senior Warrants, the Company issued 909,090 warrants to its placement agent and is obligated to issue additional warrants when and if the Company receives further proceeds from the sale of the Senior Notes and Senior Warrants which are currently being held in the control accounts described above. The initial placement agent warrants have been recognized as additional financing fees and are being amortized over the life of the Senior Notes. These warrants were determined not to be derivative instruments, and as such they have been recorded as equity. The fair value of the initial issuance of 909,090 placement agent warrants was estimated to be $144,000 using the Black-Scholes model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 80%, (iii) risk free interest rate of 0.75% and (iv) dividend yield of zero. The total number of warrants issued as of March 31, 2014, is 1,731,060.

Subordinated Convertible Notes and Subordinated Warrants

Simultaneously with the closing of the $9 million principal amount Senior Note transaction, the Company sold $1 million principal amount of its Subordinated Convertible Notes (the “Subordinated Notes”) to investors consisting of management and directors of the Company and one individual investor. The sale of the Subordinated Notes did not carry any additional fees and expenses, so the Company received the entire $1 million in proceeds from the Subordinated Notes at closing. The Subordinated Notes are subordinated in right of repayment to the Senior Notes and mature 91 days subsequent to the maturity date of the Senior Notes. The Subordinated Notes bear interest at the rate of 8% per year. Once 2/3 of the Senior Notes have been repaid, then the Subordinated Notes may be converted and/or prepaid in cash so long as there is no Event of Default with respect to the Senior Notes and all Equity Conditions (as defined in the securities purchase agreement for the Senior Notes) are met. The conversion price for the Subordinated Notes is $0.264 per share. The holders of the Subordinated Convertible Notes were issued five year warrants to purchase 1,920,123 shares of Company common stock (“Subordinated Warrants”). Each Subordinated Warrant has an exercise price of $0.302 per share.

As the conversion feature of the Subordinated Notes and the related warrants were determined not to be derivative instruments, in accordance with the guidance in ASC Topic 470-20 Debt with Conversion and Other Options (“ASC 470”), the Company first calculated the fair value of the warrants issued and then calculated the relative value of the note and determined that there was a beneficial conversion feature in the amount of $246,000. Conversion of the Subordinated Notes is conditioned upon 2/3 of the Senior Notes being repaid, and therefore the beneficial conversion feature was determined to be contingent and therefore was not booked at the date of issuance. During the fourth quarter of 2013, the contingency was met and therefore the beneficial conversion feature was recorded to additional paid in capital with the offset to debt discount. The debt discount is being amortized over the remaining term of the subordinated convertible notes using the effective interest method.

The fair value of the warrants, issued in connection with the Subordinated Notes is $304,000 in the aggregate and was calculated using the Black-Scholes option pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 80%, (iii) risk free interest rate of 0.75% and (iv) dividend yield of zero.

The relative value of the warrants to the note was $263,000, which was the amount recorded as original debt discount.

The balance at March 31, 2014, related to the Subordinated Notes was comprised of:

Convertible notes payable, related and unrelated parties at December 31, 2013	$1,000,000
Unamortized debt discount	352,074
Ending balance at March 31, 2014	$647,926

Fair Value Disclosure

The Company has two Level 3 financial instruments, Senior Warrants and the conversion feature associated with the Senior Notes, which are both recorded at fair value on a periodic basis.  The Senior Warrants and the conversion feature are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of the warrants and the conversion feature are estimated using the Monte Carlo simulation model. As of March 31, 2014, the following table represents the Company’s fair value hierarchy for items that are required to be measured at fair value on a recurring basis:

	Fair
	Value	Level 1	Level 2	Level 3
Embedded note conversion feature	$-			$-
Warrant liability	$2,937,788			$2,937,788

Note 3. — Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants

On May 8, 2013, the Company consummated the sale of $9 million in aggregate principal amount of senior convertible notes (the “Senior Notes”) due on February 8, 2015 and warrants (the “Senior Warrants”) to various institutional investors (“Investors”). At closing, the Company received $2.76 million in net proceeds, after deducting placement agent fees of $240,000. Total offering expenses were $494,500 and were recorded as deferred financing fees. The $6,000,000 balance of the gross proceeds from the sale of Senior Notes was deposited into a series of control accounts in the Company’s name. Withdrawals from the control accounts are permitted (i) in connection with certain conversions of the Senior Notes or (ii) otherwise, as follows: $500,000 on each 30 day anniversary of the closing date (May 8, 2013) commencing on the 60th day after the effective date until there are no more funds in the control accounts.  The Senior Notes and Senior Warrants and the Subordinated Notes and Subordinated Warrants described below were issued in transactions exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. As of  December 31, 2013, we have received one $2,000,000 funds release and an additional $212,500 due to accelerated note conversions by two investors.

Securities Purchase Agreement

The Senior Convertible Notes and Senior Warrants were issued pursuant to the terms of a Securities Purchase Agreement (“Purchase Agreement”) entered into among us and the Investors. The Purchase Agreement provided for the sale of the Senior Convertible Notes and Senior Warrants for gross proceeds of $9 million to us.

Ranking - The Senior Notes are senior unsecured obligations of the Company, subject only to certain secured obligations of the Company for up to a maximum of $1 million of government issued indebtedness for purchase of plant and machinery and other purchase money financing for property, plant and equipment.

Maturity Date - Unless earlier converted or redeemed, the Senior Notes mature 21 months from the closing date subject to the right of the investors to extend the date (i) if an event of a default under the Senior Notes has occurred and (ii) for a period of 20 business days after the consummation of a fundamental transaction if certain events occur.

Interest - The Senior Notes bear interest at the rate of 8% per year, compounded monthly on the first calendar day of each calendar month. The interest rate will increase to 18% per year upon the occurrence and continuance of an event of default (as described below).

Conversion - The Senior Notes are convertible at any time at the option of the holders, into shares of the Company’s common stock at an initial conversion price of $0.264 per share (subsequent conversions are based on the company’s volume weighted average price per share).  The conversion price is subject to adjustment for stock splits, combinations or similar events. In addition, the conversion price is also subject to a “full ratchet” anti-dilution adjustment if the company issues or is deemed to have issued securities at a price lower than the then applicable conversion price. In the event certain equity conditions are not met, the company may be prevented from issuing shares to satisfy the installments due on the note.

The Senior Notes may not be converted with respect to any note holder if, after giving effect to the conversion or issuance, the holder together with its affiliates would beneficially own in excess of 4.99% of the Company’s outstanding shares of common stock. At each holder’s option, the limit on percentage ownership may be raised or lowered to any other percentage not in excess of 9.99%, except that any raise will only be effective upon 61-days’ prior notice to the Company.

Events of Default

The Senior Notes contain standard and customary events of default including but not limited to: (i) failure to register our Common Stock within certain time periods; (ii) failure to make payments when due under the Senior Notes; and (iii) bankruptcy or insolvency of the Company.

If an event of default occurs, the Senior Note holders may require the Company to redeem all or any portion of the Senior Notes (including all accrued and unpaid interest thereon), in cash, at a price equal to the greater of (i) up to 125% of the amount being redeemed, depending on the nature of the default, and (ii) the intrinsic value of the shares of Common Stock then issuable upon conversion of the Convertible Note.

Fundamental Transactions

The Senior Notes prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes in writing all obligations under the Senior Notes under a written agreement.

In the event of transactions involving a change of control, the Senior Notes will be redeemable whole or in part (including all accrued and unpaid thereon) at a price equal to the greater 125% of the amount of the face value of the Senior Note being redeemed and the intrinsic value of the shares of Common Stock then issuable upon conversion of the Senior Note being redeemed.

Warrants

The Warrants entitle the holders to purchase, in the aggregate, 17,281,107 shares of common stock. The Warrants were exercisable beginning November 8, 2013 and will expire 5 years from the Closing Date. The Warrants are initially exercisable at an exercise price equal to $0.302, subject to certain adjustments.

The Warrants may be exercised for cash, provided that, if there is no effective registration statement available registering the exercise of the Warrants, the Warrants may be exercised on a cashless basis.

The exercise price of the Warrants is subject to adjustment for stock splits, combinations or similar events. In addition, the exercise price is also subject to a “full ratchet” anti-dilution adjustment if we issue or are deemed to have issued securities at a price lower than the then applicable exercise price.

The Warrants may not be exercised with respect to any warrant holder if, after giving effect to the exercise, the warrant holder together with its affiliates would beneficially own in excess of 4.99% of our outstanding shares of common stock. At each Warrant holder’s option, the limit on percentage ownership may be raised or lowered to any other percentage not in excess of 9.99%, except that any increase will only be effective upon 61-days’ prior notice to the Company.

The Senior Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity assumes all obligations under the Senior Warrants under a written agreement before the transaction is completed. When there is a transaction involving a permitted change of control, a Senior Warrant holder will have the right to require us to repurchase their Senior Warrant for a purchase price in cash equal to the Black-Scholes value of the then unexercised portion of the Senior Warrant.

Accounting for the Conversion Option and Warrants

The Company first considered whether the Senior Notes met the criteria under ASC 480-10-25-14 to be recorded as a liability and determined that, due to the Senior Note’s differing potential settlement features, it did not meet the criteria. The Company next considered whether the conversion option met the definition of a derivative, requiring it to be bifurcated and recorded as a liability. Pursuant to ASC 815-40, due to full-ratchet down-round price protection on the conversion price of the Senior Notes and the exercise price of the Warrants, the Company determined that the conversion features of the Senior Notes and the exercise price of the Warrants, the Company determined that the conversion features of the Senior Notes and the exercise price of the Senior Warrants, the Company determined that the conversion features of the Senior Notes and the exercise features of the Senior Warrants are not indexed to the Company’s owned stock and must be recognized separately as a derivative liability in the consolidated balance sheet, measured at fair value and marked to market each reporting period until the Senior Notes have been fully paid or converted and the Senior Warrants fully exercised.

The conversion feature of the Senior Notes was valued using the Monte Carlo simulation model under the following assumptions; (i) expected life of 0.9 years, (ii) volatility of 60%, (iii) risk-free interest rate of 0.10% and (iv) dividend rate of 0.  The Senior Warrants were also valued using the Monte Carlo simulation model, under the following assumptions: (i) expected life of 5 years, (ii) volatility of 80%, (iii) risk-free interest rate of 0.75%, and (iv) dividend rate of zero.   The initial fair values of the conversion feature and the warrants were estimated to be $2.9 million and $1.5 million, respectively, totaling $4.4 million.  This amount was recorded as debt discount on May 8, 2013 and is being amortized over the term of the Senior Notes using the effective interest method. In addition, debt issuance costs totaling $494,500 are being amortized over the term of the note using the effective interest method.

As of December 31, 2013, the conversion feature was valued at $32 and the Senior Warrants were valued at $518,433. The change in fair value of $3,931,535 million was recorded as a non-cash (gain) in change in value of these derivatives for the quarter ended December 31, 2013.   The Senior Warrants and the conversion feature of the Senior Notes are classified as a liability in the consolidated condensed balance sheet as follows:

	Warrants	Conversion Feature	Total

Original valuation – May 8, 2013	$2,938,000	$1,512,000	$4,450,000
Adjustment to fair value	2,419,567	1,511,968	3,931,535
Ending Balance–December 31, 2013	$518,433	$32	$518,465

Pursuant to the terms of the Senior Notes, the Company opted to pay the installment payments due prior to December 31, 2013 with shares of the Company’s common stock.  As of December 31, 2013, the Company issued 61,385,008 shares of common stock at a weighted average conversion price of $0.1081 for the first $5,750,000 in principal and $1,180,870 of interest. In addition, 5,621,411 shares were issued for accelerated conversions netted a release of $ 525,000. A loss on extinguishment was recognized in the amount of $1,957,689 for the difference between the installment amount and the fair value of the shares at the issuance date. As of December 31, 2013, the principal balance of the Senior Notes (net of discount) was as follows:

	Convertible Note	Debt Discount	Net Total

Original valuation – May 8, 2013	$9,000,000	$(4,450,000)	$4,550,000
Installation Payment in Shares	(6,275,000)	-	(6,275,000)
Amortization of debt discount	-	3,771,948	3,771,948
Ending balance –December 31, 2013	$2,725,000	$(678,052)	$2,046,948

Placement Agent Warrants

Upon the closing of the issuance of the Senior Notes and Senior Warrants, the Company issued 909,090 warrants to its placement agent and is obligated to issue additional warrants when and if the Company receives further proceeds from the sale of the Senior Notes and Senior Warrants which are currently being held in the control accounts described above. The initial placement agent warrants have been recognized as additional financing fees and are being amortized over the life of the Senior Notes. These warrants were determined not to be derivative instruments, and as such they have been recorded as equity. The fair value of the initial issuance of 909,090 placement agent warrants was estimated to be $144,000 using the Black-Scholes model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 80%, (iii) risk free interest rate of 0.75% and (iv) dividend yield of zero.

Subordinated Convertible Notes and Subordinated Warrants

Simultaneously with the closing of the $9 million principal amount Senior Note transaction, the Company sold $1 million principal amount of its Subordinated Convertible Notes (the “Subordinated Notes”) to investors consisting of management and directors of the Company and one individual investor. The sale of the Subordinated Notes did not carry any additional fees and expenses, so the Company received the entire $1 million in proceeds from the Subordinated Notes at closing. The Subordinated Notes are subordinated in right of repayment to the Senior Notes and mature 91 days subsequent to the maturity date of the Senior Notes bear interest at the rate of 8% per year. Once 2/3 of the Senior Notes have been repaid, then the Subordinated Notes may be converted and/or prepaid in cash so long as there is no Event of Default with respect to the Senior Notes and all Equity Conditions (as defined in the securities purchase agreement for the Senior Notes) are met. The conversion price for the Subordinated Notes is $0.264 per share. The holders of the Subordinated Convertible Notes were issued five year warrants to purchase 1,920,123 shares of Company common stock (“Subordinated Warrants”). Each Subordinated Warrant has an exercise price of $0.302 per share.

As the conversion feature of the Subordinated Notes and the related warrants were determined not to be derivative instruments, in accordance with the guidance in ASC Topic 470-20 Debt with Conversion and Other Options (“ASC 470”), the Company first calculated the fair value of the warrants issued and then calculated the relative value of the note and determined that there was a beneficial conversion feature in the amount of $246,000. Conversion of the Subordinated Notes was conditioned upon 2/3 of the Senior Notes being repaid, and therefore the beneficial conversion feature was determined to be contingent and therefore not booked at the date of the issuance. At December 31, 2013, the contingency was met, and therefore, the beneficial conversion feature was recorded as additional debt discount net of $11,129 of amortization.

The fair value of the warrants, issued in connection with the Subordinated Notes is $304,000 in the aggregate and was calculated using the Black-Scholes option pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 80% (iii) risk free interest rate of 0.75% and (iv) dividend yield of zero.

The relative value of the warrants to the subordinated note was $263,000, which was the amount recorded as original debt discount.

The balance at December 31, 2013 related to the Subordinated Notes was comprised of:

Subordinated convertible notes payable, related and unrelated parties at May 8, 2013	$1,000,000
Unamortized debt discount	(416,426)
Ending balance at December 31, 2013	$583,574

Fair Value Disclosure

The Company has two Level 3 financial instruments, Senior Warrants and the conversion feature associated with the Senior Notes, which are both recorded at fair value on a periodic basis.  The Senior Warrants and the conversion feature are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of the warrants and the conversion feature are estimated using the Monte Carlo simulation model. As of December 31, 2013, the following table represents the Company’s fair value hierarchy for items that are required to be measured at fair value on a recurring basis:

	Fair
	Value	Level 1	Level 2	Level 3
Embedded note conversion feature	$32	-	-	$32
Warrant liability	$518,433	-	-	$518,433